As filed with the Securities and Exchange	Registration No.	333-129091
Commission on December 20, 2006	Registration No.	811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 2 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___X___	immediately upon filing pursuant to paragraph (b) of Rule 485
	on	pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Individual ING express Variable
Annuity Deferred Annuity Contracts

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 28, 2006 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 2 by reference to Registrant’s filings under Rule 497(c) as filed on May 2, 2006 under Rule 497(e) as filed on June 28, 2006, August 7, 2006 and October 11, 2006.

A supplement dated December 20, 2006, to the Prospectus and Statement of Additional
Information is included in Parts A and B of this Post-Effective Amendment No. 2.

ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

ING express Variable Annuity

Supplement dated December 20, 2006 to the Contract Prospectus and
Statement of Additional Information, each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus and Statement of
Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

1.	Effective January 13, 2007, ING Goldman Sachs® Structured Equity Portfolio (Adviser Class) will merge into ING UBS U.S. Large Cap Equity Portfolio (Adviser Class). After the close of business on January 12, 2007, all existing account balances invested in ING Goldman Sachs® Structured Equity Portfolio (Adviser Class) will be transferred to ING UBS U.S. Large Cap Equity Portfolio (Adviser Class). As a result of the merger, effective January 13, 2007 all references to ING Goldman Sachs® Structured Equity Portfolio (Adviser Class) in the Contract Prospectus and SAI are hereby deleted and ING UBS U.S. Large Cap Equity Portfolio (Adviser Class) is added as an investment option.

Unless you provide us with alternative allocation instructions, all future allocations directed to ING
Goldman Sachs® Structured Equity Portfolio (Adviser Class) after the date of the merger will be automatically allocated to ING UBS U.S. Large Cap Equity Portfolio (Adviser Class). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

2.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change with the addition of the ING UBS U.S. Large Cap Equity Portfolio (Adviser Class).

Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

X.129091-06A                                                                                                                                                                                                                       December 2006

3.	Effective December 1, 2006, the information for ING Legg Mason Partners Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix I – Description of Underlying Funds is deleted and replaced with the following to reflect a subadviser name change.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	ING Life Insurance and	Seeks long-term capital
Legg Mason Partners Large	Annuity Company	appreciation.
Cap Growth Portfolio
Subadviser: ClearBridge
Advisors, LLC
ING Partners, Inc. – ING	ING Life Insurance and	Seeks long-term growth of
UBS U.S. Large Cap Equity	Annuity Company	capital and future income.
Portfolio
Subadviser: UBS Global Asset
Management (Americas) Inc.
(UBS Global AM)

4.	Effective December 31, 2006, Directed Services, Inc. is being converted to a limited liability company, redomiciled to Delaware, and reorganized as a wholly owned subsidiary of ING Life Insurance and Annuity Company. Effective December 31, 2006, Directed Services, Inc. will be renamed Directed Services, LLC. Accordingly, effective December 31, 2006, all references to Directed Services, Inc. appearing in the Contract Prospectus are replaced with Directed Services, LLC.

5.	Effective December 31, 2006, the investment adviser for each of the portfolios under ING Partners, Inc. will change to Directed Services, LLC. Accordingly, effective December 31, 2006, all references to ING Life Insurance and Annuity Company as investment adviser for each portfolio under ING Partners, Inc. appearing in the Contract Prospectus under Appendix I – Description of Underlying Funds are replaced with Directed Services, LLC.

X.129091-06A                                                                                                                                                                                            December 2006

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

	(1)	Incorporated by reference in Part A: Condensed Financial Information

	(2)	Incorporated by reference in Part B:

Financial Statements of Variable Annuity Account C:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004

Notes to Financial Statements

Consolidated Financial Statements of ING Life Insurance and Annuity Company:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003

Consolidated Balance Sheets as of December 31, 2005 and 2004

Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003

Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

Notes to Consolidated Financial Statements

(b)	Exhibits

(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
 Annuity Company and ING Financial Advisers, LLC •  Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-75996),
as filed on December 20, 2006.

(3.3)	Confirmation of Underwriting Agreement • Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(4.1)	Fixed Annuity Contract (I-FA-05) • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-129091), as filed on December 16, 2005.

(4.2)	Variable Annuity Contract (I-VA-05) • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-129091), as filed on December 16, 2005.
(4.3)	Variable Annuity Contract (I-VA-05)(REF) • Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-129091), as filed on December 16, 2005.
(4.4)	Endorsement - E-403B-05 • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
129091), as filed on December 16, 2005.
(4.5)	Endorsement - E-IRA-05 • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
129091), as filed on December 16, 2005.
(4.6)	Endorsement - E-RIRA-05 • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
129091), as filed on December 16, 2005.
(5.1)	ING express Variable Annuity Application #83506 • Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-129091), as filed on December 16, 2005.
(5.2)	ING express Fixed Annuity Application #83507 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-129091), as filed on December 16, 2005.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company • Incorporated by
reference to ING Life Insurance and Annuity Company annual report on
Form 10-K (File No. 33-23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity
Company, effective January 1, 2005 • Incorporated by reference to the ILIAC
10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No.
0001047469-05-014783).
(7)	Not applicable
(8.1)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 8, 2002.
(8.2)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November
28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.

(8.3)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on April 10, 2003.
(8.4)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.5)	Amendment dated as of April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and
ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1,
2004 • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April
11, 2006.
(8.6)	Amendment dated as of August 31, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and
ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.7)	Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and
ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004,
April 29, 2005, and August 31, 2005 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-81216), as filed on April 11, 2006.
(8.8)	Amendment dated April 28, 2006 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
August 31, 2005 and December 7, 2005 • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June
6, 2006.
(8.9)	Shareholder Servicing Agreement (Adviser Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-1A (File No. 333-
32575), as filed on October 29, 2004.

(8.10)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
dated November 27, 2001 • Incorporated by reference to Post-Effective
Amendment No. 9 to Registration Statement on Form N-1A (File No. 333-
32575), as filed on April 30, 2004.
(8.11)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING
Life Insurance and Annuity Company to the Shareholder Servicing
Agreement (Adviser Class Shares) dated November 27, 2001, as amended on
March 5, 2002 • Incorporated by reference to Post-Effective Amendment
No. 11 to Registration Statement on Form N-1A (File No. 333-32575), as
filed on April 30, 2003.
(8.12)	Amendment dated November 1, 2004 to the Shareholder Servicing
Agreement (Adviser Class Shares) by and between ING Partners, Inc. and
ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003
(8.13)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Adviser Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.14)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Adviser Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005•
Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April
11, 2006.
(8.15)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Adviser Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and
December 7, 2005
(8.16)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File
No. 33-23512), as filed on August 1, 2003.
(8.17)	Amendment dated October 9, 2006 to Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust (formerly The GCG Trust) and Directed Services, Inc. • Incorporated
by reference to Post-Effective Amendment No. 47 to Registration Statement
on Form N-4 (File No. 33-75962), as filed on November 21, 2006.

(8.18)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as
filed on June 8, 1998.
(8.19)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.20)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series, and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.21)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December
31, 1999 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.22)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.23)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.24)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc.
and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement
on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.25)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.26)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.27)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.28)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 4, 2000.
(8.29)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.30)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
Variable Products Trust, Aetna Life Insurance and Annuity Company and
ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on July 13, 2001.

(8.31)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(8.32)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) • Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-
75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Thomas J. McInerney[2]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[2]	Vice President and Actuary
Kimberly A. Anderson[5]	Vice President
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[2]	Vice President
Ronald R. Barhorst[2]	Vice President
Jeoffrey A. Block[5]	Vice President

Mary Broesch[4]	Vice President and Actuary
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Bruce Campbell[2]	Vice President and Actuary
Mary K. Carey-Reid[2]	Vice President
Virginia E. Carman[2]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[2]	Vice President
Dianne Clous[2]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
Robert B. DiMartino[2]	Vice President
J. Randolph Dobo[6]	Vice President
Julius A. Drelick, III[7]	Vice President
Michael C. Eldredge[2]	Vice President
Joseph Elmy[1]	Vice President, Tax
Shari A. Enger[4]	Vice President
William A. Evans[2]	Vice President
Ronald E. Falkner[2]	Vice President
Robert A. Garrey[2]	Vice President
Lisa S. Gilarde[2]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[5]	Vice President

James M. Hennessy[7]	Vice President
Charles F. Hill[4]	Vice President
William S. Jasien[8]	Vice President
David A. Kelsey[2]	Vice President
Bart D. A. Kollen[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[1]	Vice President
William L. Lowe[2]	Vice President
Alan S. Lurty[4]	Vice President
Barbara March[2]	Vice President
Gregory J. Miller[2]	Vice President
Todd R. Modic[7]	Vice President
Brian J. Murphy[2]	Vice President
Michael J. Murphy[4]	Vice President
Robert S. Naka[7]	Vice President
Todd E. Nevenhoven[5]	Vice President
Joseph M. O’Donnell[7]	Vice President
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant
Secretary
Ethel Pippen[2]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[2]	Vice President
Robert A. Richard[2]	Vice President
Michael J. Roland[7]	Vice President
Libby Soong[2]	Vice President and Chief Compliance Officer

Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[2]	Vice President
Bess B. Twyman[2]	Vice President
Stanley D. Vyner[3]	Vice President
Christopher R. Welp[5]	Vice President
Matthew L. Condos[2]	Actuary
William H. Leslie[2]	Actuary
Cheryl A. Poulin[2]	Actuary
Joy M. Benner[9]	Secretary
*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3	The principal business address of this director and this officer is 230 Park Avenue, New York, New York 10169.

4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

6	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

7	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

8	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

9	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity

Company (File No. 033-75962), as filed with the Securities and Exchange Commission on
November 21, 2006.

Item 27. Number of Contract Owners

As of October 30, 2006, there were 675,902 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by to or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037

Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President

Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President

S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$36,978,063.93
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2005.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington
Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-129091 ) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Hartford, State of Connecticut, on the 20th day of December, 2006.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	) December 20,
Thomas J. McInerney		) 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)

Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)
By: /s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit
99-B.8.12	Amendment dated November 1, 2004 to the Shareholder Servicing
Agreement (Adviser Class Shares) by and between ING Partners,
Inc. and ING Life Insurance and Annuity Company dated
November 27, 2001, as amended on March 5, 2002 and May 1,
2003
99-B.8.15	Amendment dated April 28, 2006 to the Shareholder Servicing
Agreement (Adviser Class Shares) by and between ING Partners,
Inc. and ING Life Insurance and Annuity Company dated
November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004, April 29, 2005 and December 7, 2005
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm
99-B.13.1	Powers of Attorney